Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Ordinary shares		Additional paid-in capital	Accumulated deficit	Total (deficit)/equity attributable to shareholders of the Company	Non-controlling interests	Total
Balance at Dec. 31, 2021		$ 32		$ 194,683	$ (191,461)	$ 3,254	$ 2,049	$ 5,303
Balance (in Shares) at Dec. 31, 2021	[1]	568,572
Net loss for the year					7,686	7,686		7,686
Disposal of VIE							(2,049)	(2,049)
Share-based compensation				849		849		849
Issuance of ordinary shares		$ 31		7,460		7,491		7,491
Issuance of ordinary shares (in Shares)	[1]	475,437
Balance at Dec. 31, 2022		$ 63		202,992	(183,775)	19,280		19,280
Balance (in Shares) at Dec. 31, 2022	[1]	1,044,009
Net loss for the year					(2,824)	(2,824)		(2,824)
Share-based compensation				138		138		138
Issuance of ordinary shares		$ 58		2,790		2,848		2,848
Issuance of ordinary shares (in Shares)	[1]	1,053,526
Balance at Dec. 31, 2023		$ 121		205,920	(186,599)	19,442		$ 19,442
Balance (in Shares) at Dec. 31, 2023		2,097,535	[1]					2,097,535
Net loss for the year					(1,989)	(1,989)		$ (1,989)
Share-based compensation				571		571		571
Issuance of ordinary shares		$ 247		21,646		21,893		21,893
Issuance of ordinary shares (in Shares)	[1]	4,336,505
Balance at Dec. 31, 2024		$ 368		$ 228,137	$ (188,588)	$ 39,917		$ 39,917
Balance (in Shares) at Dec. 31, 2024		6,434,040	[1]					6,434,040

[1]	Retrospectively restated due to thirty for one reverse stock split, see Note 13